Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Offsetting [Abstract]
Amount of after-tax net losses to be reclassified from accumulated other comprehensive income to earnings in the next 12 months	$ 0.3
Collateral held in restricted cash	$ 9	$ 26